Segment information (FY)- Reportable Segments Information (Details) - USD ($) $ in Millions		3 Months Ended																		9 Months Ended				12 Months Ended
		Sep. 30, 2017		Dec. 31, 2016	[3]	Sep. 30, 2016		Jun. 30, 2016	[3],[4]	Mar. 31, 2016	[3]	Dec. 31, 2015	[3]	Sep. 30, 2015	[3]	Jun. 30, 2015	[3],[4]	Mar. 31, 2015	[3]	Sep. 30, 2017		Sep. 30, 2016		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Segment Reporting Information [Line Items]
Total revenues		$ 24,683.4	[1]	$ 24,863.3	[2]	$ 25,410.1	[1],[2],[3]	$ 25,222.3	[2]	$ 24,791.8	[2]	$ 26,175.4	[2]	$ 25,222.6	[2]	$ 25,454.2	[2]	$ 24,899.6	[2]	$ 74,685.8	[1]	$ 75,424.2	[1]	$ 100,287.5	[1],[5]	$ 101,751.8	[1],[5]	$ 100,887.1	[1],[5]
Other revenues	[6]	1,130.2				922.2														3,270.5		2,578.3		3,538.4		2,453.7		2,203.5
Service revenues		422.0				455.5														1,290.6		1,295.8		1,661.0	[5]	1,995.4	[5]	1,582.0	[5]
Depreciation and amortization expense		449.4				537.7														1,344.2		1,611.2		2,154.6		2,359.1		2,242.9
Operating income		1,478.4		$ 1,474.7		1,416.0	[3]	$ 1,256.3		$ 940.8		$ 1,213.8		$ 1,166.2		$ 1,132.7		$ 826.6		3,911.6		3,613.1		5,087.8	[5]	4,339.3	[5]	3,602.4	[5]
Interest income and other		13.6				8.3														28.7		27.4		34.1		24.8		46.7
Interest expense and other		(147.7)				(273.4)														(439.9)		(548.8)		(694.8)		(500.3)		(582.9)
Income before income taxes		1,344.3				1,150.9														3,500.4		3,091.7		4,427.1		3,863.8		3,066.2
Capital expenditures		72.0				79.1														177.3		237.6		330.4		295.9		436.6
PBM
Segment Reporting Information [Line Items]
Total revenues		23,473.1				24,409.4														71,166.1	[7]	72,597.3	[7]	96,509.5	[8]	98,960.3	[8]	98,379.6	[8]
Other revenues	[6]	0.0				0.0														0.0		0.0		0.0		0.0		0.0
Service revenues		341.9				377.0														1,041.4		1,047.2		1,421.4		1,657.6		1,278.0
Depreciation and amortization expense		443.5				529.9														1,326.3		1,587.3		2,124.1		2,328.7		2,209.5
Operating income		1,456.3				1,404.9														3,855.8	[7]	3,573.1	[7]	5,080.0	[8]	4,262.2	[8]	3,546.4	[8]
Capital expenditures		67.8				74.3														164.9		224.6		307.9		269.1		412.3
Other Business Operations
Segment Reporting Information [Line Items]
Total revenues		1,210.3				1,000.7														3,519.7		2,826.9		3,778.0	[5]	2,791.5	[5]	2,507.5	[5]
Other revenues	[6]	1,130.2				922.2														3,270.5		2,578.3		3,538.4		2,453.7		2,203.5
Service revenues		80.1				78.5														249.2		248.6		239.6	[5]	337.8	[5]	304.0	[5]
Depreciation and amortization expense		5.9				7.8														17.9		23.9		30.5		30.4		33.4
Operating income		22.1				11.1														55.8		40.0		7.8	[5]	77.1	[5]	56.0	[5]
Capital expenditures		4.2				4.8														12.4		13.0		22.5		26.8		24.3
Network
Segment Reporting Information [Line Items]
Total revenues		12,182.9	[9]			13,000.6	[9]													36,982.2	[9]	39,085.3	[9]	51,402.5	[10]	56,472.6	[10]	58,468.6	[10]
Network | PBM
Segment Reporting Information [Line Items]
Total revenues		12,182.9	[9]			13,000.6	[9]													36,982.2	[9]	39,085.3	[9]	51,402.5	[10]	56,472.6	[10]	58,468.6	[10]
Network | Other Business Operations
Segment Reporting Information [Line Items]
Total revenues		0.0	[9]			0.0	[9]													0.0	[9]	0.0	[9]	0.0	[10]	0.0	[10]	0.0	[10]
Home delivery and specialty
Segment Reporting Information [Line Items]
Total revenues	[11]	10,948.3				11,031.8														33,142.5		32,464.8		43,685.6		40,830.1		38,633.0
Home delivery and specialty | PBM
Segment Reporting Information [Line Items]
Total revenues	[11]	10,948.3				11,031.8														33,142.5		32,464.8		43,685.6		40,830.1		38,633.0
Home delivery and specialty | Other Business Operations
Segment Reporting Information [Line Items]
Total revenues	[11]	$ 0.0				$ 0.0														$ 0.0		$ 0.0		$ 0.0		$ 0.0		$ 0.0

[1]	Includes retail pharmacy co-payments of $1,925.8 million and $2,008.5 million for the three months ended September 30, 2017 and 2016, respectively, and $6,409.7 million and $6,685.9 million for the nine months ended September 30, 2017 and 2016, respectively
[2]	Includes retail pharmacy co-payments of $2,541.0 million and $2,634.3 million for the three months ended March 31, 2016 and 2015, respectively, $2,136.4 million and $2,322.4 million for the three months ended June 30, 2016 and 2015, respectively, $2,008.5 million and $2,161.5 million for the three months ended September 30, 2016 and 2015, respectively, and $1,883.3 million and $2,051.8 million for the three months ended December 31, 2016 and 2015, respectively.
[3]	Other Business Operations for the three months ended December 31, 2016 includes an out-of-period adjustment due to an overstatement of prior period revenues which decreased revenues by $102.6 million, of which $86.1 million related to prior years' revenues and $16.5 million related to interim 2016 period revenues. If we had presented this out-of-period adjustment within the respective prior years, the correction would have decreased both revenues and operating income by $70.5 million during 2015 and $19.7 million during 2014 and increased both revenues and operating income by $4.1 million during 2013 through 2012. If we had presented this out-of-period adjustment within the respective interim periods of 2016, the correction would have decreased revenues by $16.5 million and operating income by $6.8 million. We recognized the cumulative effect of these corrections within our consolidated statement of operations in the fourth quarter of 2016. We consider these adjustments to be immaterial to 2016 and prior periods, both individually and in the aggregate.
[4]	PBM total revenues and operating income for the three months ended June 30, 2016 and 2015 include $106.6 million and $141.7 million, respectively, related to a large client. These amounts were realized in the second quarters of each of 2016 and 2015 due to the structure of the contract.
[5]	Other Business Operations service revenues, total revenues and operating income as of December 31, 2016 includes an out-of-period adjustment due to an overstatement of prior period revenues which decreased service revenues, total revenues and operating income by $86.1 million. We recognized the cumulative effect of this correction within our consolidated statement of operations in the fourth quarter of 2016. If we had presented this out-of-period adjustment within the respective prior years, the correction would have decreased service revenues, total revenues and operating income by $70.5 million during 2015 and $19.7 million for 2014 and increased service revenues, total revenues and operating income by $4.1 million for 2013 through 2012. We consider these adjustments to be immaterial to 2016 and prior periods, individually and in the aggregate.
[6]	Includes other revenues related to drugs distributed through patient assistance programs.
[7]	PBM total revenues and operating income for the nine months ended September 30, 2017 and 2016 includes $52.6 million and $106.6 million, respectively, related to a large client. These amounts were realized in the second quarters of each of 2017 and 2016 due to the structure of the contract.
[8]	PBM total revenues and operating income for the years ended December 31, 2016, 2015 and 2014 include $106.6 million, $141.7 million and $129.4 million, respectively, related to a large client. These amounts were realized in the second quarters of each of 2016, 2015 and 2014 due to the structure of the contract.
[9]	Includes retail pharmacy co-payments of $1,925.8 million and $2,008.5 million for the three months ended September 30, 2017 and 2016, respectively, and $6,409.7 million and $6,685.9 million for the nine months ended September 30, 2017 and 2016, respectively.
[10]	Includes retail pharmacy co-payments of $8,569.2 million, $9,170.0 million and $10,272.7 million for the years ended December 31, 2016, 2015 and 2014, respectively.
[11]	Includes home delivery and specialty, including drugs we distribute to other PBMs' clients under limited distribution contracts with pharmaceutical manufacturers and Freedom Fertility claims.